Certain Transactions (Details) - Schedule of book value of MakerBot's net assets - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Certain transactions (Detailes) [Line Items]
Equity Method Investments	$ 37,400,000		$ 39,100,000
Employee Stock Ownership Plan (ESOP), Gain (Loss) on Transactions in Deferred Shares	1,700,000	$ 1,900,000
Other Long-Term Investments	43,400,000		41,100,000
Marketable Equity Investment Member
Certain transactions (Detailes) [Line Items]
Other Restricted Assets, Current	$ 4,100,000		13,800,000
UltiMaker
Certain transactions (Detailes) [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			$ 30,100,000